FINANCING ARRANGEMENTS - Weighted Average Stated Rate of Interest (Details) - USD ($)	Feb. 11, 2022	Feb. 10, 2022	Jan. 18, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 18, 2017
Debt Instrument [Line Items]
Weighted average interest rate				5.88%	6.02%
2023 Revolving Credit Facility Due June 2023 | Revolving credit facility
Debt Instrument [Line Items]
Stated interest rate				2.84%
2023 Revolving Credit Facility Due June 2023 | Revolving credit facility | Subsequent Event
Debt Instrument [Line Items]
Repayments of lines of credit	$ 285,000,000
9.00% Senior Unsecured Notes due December 2025 | Senior Unsecured Notes
Debt Instrument [Line Items]
Aggregate principal amount						$ 1,500,000,000
Stated interest rate						9.00%
9.00% Senior Unsecured Notes due December 2025 | Senior Unsecured Notes | Subsequent Event
Debt Instrument [Line Items]
Repurchased face amount			$ 370,000,000
Senior Secured 6.125% Notes Due February 2027 | Senior Secured Notes | Subsequent Event
Debt Instrument [Line Items]
Aggregate principal amount		$ 1,000,000,000
Stated interest rate		6.125%